FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended MAR 31, 2009
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Robert White
Title: Compliance Officer
Phone: +44-207-2591009

Signature, Place and Date of Signing

SIGNATURE:	Robert White


PLACE:		London, UNITED KINGDOM


DATE:		DECEMBER 24, 2010
                _________________

REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	30 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 503534.714 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL         COL          COL  COL  COL
1                    2          3         4           5            6    7    8
_______________________________________________________________________________
	             Title of             Value       SH/          INV  OTH  VOTE
Name of Issuer	     Class      CUSIP     (x$1000)    PRN          DISC MGRS AUTH
_______________________________________________________________________________

CHUNGHWA TELECOM LTD ADR	17133Q106 263.606     14460	SH Sole	None Sole
CIA DE MINAS BUENA   ADR	204448104 387.661     16166	SH Sole	None Sole
CISCO SYSTEMS INC    COM	17275R102 42,926.169  2559700	SH Sole	None Sole
CISCO SYSTEMS INC    COM	17275R102 989.430     59000	SH Sole	None None
CONOCOPHILLIPS	     COM	20825C104 104,235.853 2661794	SH Sole	None Sole
CONOCOPHILLIPS	     COM	20825C104 1,997.160   51000	SH Sole	None None
DR HORTON INC	     COM	23331A109 47,758.939  4923602	SH Sole	None Sole
DR HORTON INC	     COM	23331A109 1,201.733   123890	SH Sole	None None
EBAY INC	     COM	278642103 33,624.087  2677077	SH Sole	None Sole
EBAY INC	     COM	278642103 688.288     54800	SH Sole	None None
EMBRAER SA	     ADR	29081M102 236.206     17800	SH Sole	None Sole
ESTEE LAUDER         COM	518439104 54.230      2200	SH Sole	None Sole
GRUPO TELEVISA       ADR	40049J206 270.072     19800	SH Sole	None Sole
JOHNSON & JOHNSON    COM	478160104 53,552.639  1018111	SH Sole	None Sole
JOHNSON & JOHNSON    COM	478160104 1,133.530   21550	SH Sole	None None
LEGG MASON INC	     COM	524901105 46,073.430  2897700	SH Sole	None Sole
LEGG MASON INC	     COM	524901105 1,300.620   81800	SH Sole	None None
LEXMARK INT.         COM	529771107 62.419      3700	SH Sole	None Sole
MICROSOFT CORP	     COM	594918104 121,110.434 6592838	SH Sole	None Sole
MICROSOFT CORP	     COM	594918104 2,198.889   119700	SH Sole	None None
NATUZZI SPA          ADR	63905A101 23.000      20000	SH Sole	None Sole
NEWFIELD EXPLORATION COM	651290108 70.370      3100	SH Sole	None Sole
NVIDIA CORP	     COM	67066G104 120.292     12200	SH Sole	None Sole
PETROLEO BRASILEIRO  ADR	71654V408 368.687     12100	SH Sole	None Sole
PHILIPPINE LONG DIST ADR	718252604 271.841     6160	SH Sole	None Sole
PULTEGROUP INC	     COM	745867101 41,051.900  3755892	SH Sole	None Sole
PULTEGROUP INC	     COM	745867101 848.168     77600	SH Sole	None None
SK TELECOM CO LTD    ADR	78440P108 251.032     16248	SH Sole	None Sole
TOLL BROTHERS INC    COM	889478103 116.224     6400	SH Sole	None Sole
TURKCELL ILETISIM    ADR	900111204 347.807     28300	SH Sole	None Sole